Risk information - Contractual flows (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk information
Total financial assets	kr 370,695	kr 323,941
Financial liabilities	(339,457)	(309,729)
Binding offers		1,510
Liquidity risk
Risk information
Financial assets, cash flow	412,661	355,326
Financial assets, discounting effect	(41,966)	(31,385)
Total financial assets	370,695	323,941
Financial liabilities, cash flow	(382,159)	(330,217)
Financial liabilities, discounting effect	42,702	20,488
Financial liabilities	(339,457)	(309,729)
Liquidity surplus (+) / deficit (-)	30,500	25,109
Binding offers	kr 200	1,500
Liquidity risk | Minimum
Risk information
Maturity of cash flow in deficit (in months)	1 month
Maturity of cash flow in deficit (in years)	1 year
Liquidity risk | Maximum
Risk information
Maturity of cash flow in deficit (in months)	3 months
Maturity of cash flow in deficit (in years)	3 years
Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	kr 39,432	38,027
Financial liabilities, cash flow	(21,445)	(19,175)
Committed undisbursed loans cash flows	(4,871)	(238)
Liquidity surplus (+) / deficit (-)	13,116	18,614
Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	42,178	25,247
Financial liabilities, cash flow	(35,270)	(36,197)
Committed undisbursed loans cash flows	(860)	(1,938)
Liquidity surplus (+) / deficit (-)	6,048	(12,888)
Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	71,370	70,973
Financial liabilities, cash flow	(109,730)	(52,549)
Committed undisbursed loans cash flows	(26,663)	(14,890)
Liquidity surplus (+) / deficit (-)	(65,023)	3,534
Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	118,505	92,292
Financial liabilities, cash flow	(125,148)	(132,455)
Committed undisbursed loans cash flows	(16,224)	(22,498)
Liquidity surplus (+) / deficit (-)	(22,867)	(62,661)
Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	63,167	60,504
Financial liabilities, cash flow	(42,058)	(43,767)
Committed undisbursed loans cash flows	201	970
Liquidity surplus (+) / deficit (-)	21,310	17,707
More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	78,009	68,283
Financial liabilities, cash flow	(48,508)	(46,074)
Committed undisbursed loans cash flows	48,415	38,594
Liquidity surplus (+) / deficit (-)	77,916	60,803
Not later than 3 months / 90 days | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	19,164	5,726
Within 1 year | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(45,859)	9,260
Not later than three years | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(68,726)	(53,401)
Not later than five years | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(47,416)	(35,694)
Borrowing from credit institutions
Risk information
Financial liabilities	(7,153)	(5,230)
Borrowing from credit institutions | Liquidity risk
Risk information
Financial liabilities, cash flow	(7,153)	(5,230)
Financial liabilities, discounting effect	0
Financial liabilities	(7,153)	(5,230)
Borrowing from credit institutions | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(7,153)	(5,230)
Borrowing from the public
Risk information
Financial liabilities		(10,000)
Borrowing from the public | Liquidity risk
Risk information
Financial liabilities, cash flow		(9,998)
Financial liabilities, discounting effect		(2)
Financial liabilities		(10,000)
Borrowing from the public | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow		(9,998)
Debt securities issued
Risk information
Financial liabilities	(319,117)	(279,770)
Debt securities issued | Liquidity risk
Risk information
Financial liabilities, cash flow	(363,599)	(304,540)
Financial liabilities, discounting effect	44,482	24,770
Financial liabilities	(319,117)	(279,770)
Debt securities issued | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(12,894)	(13,587)
Debt securities issued | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(31,803)	(26,300)
Debt securities issued | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(105,290)	(52,343)
Debt securities issued | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(121,741)	(128,316)
Debt securities issued | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(42,690)	(42,130)
Debt securities issued | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(49,181)	(41,864)
Derivatives
Risk information
Financial liabilities	(13,187)	(14,729)
Derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	(11,407)	(10,449)
Financial liabilities, discounting effect	(1,780)	(4,280)
Financial liabilities	(13,187)	(14,729)
Derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,398)	(358)
Derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(3,467)	101
Derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(4,440)	(206)
Derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(3,407)	(4,139)
Derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	632	(1,637)
Derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	673	(4,210)
Derivatives | Hedging instrument | Liquidity risk
Risk information
Financial liabilities, cash flow	(13,177)	(2,858)
Financial liabilities, discounting effect	943	(688)
Financial liabilities	(12,234)	(3,546)
Derivatives | Hedging instrument | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(426)	41
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(967)	201
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(5,642)	(61)
Derivatives | Hedging instrument | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(5,083)	(1,864)
Derivatives | Hedging instrument | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(546)	(345)
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(513)	(830)
of which cash inflow in currency derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	61,596	49,706
of which cash inflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	881	888
of which cash inflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	10,948	16,122
of which cash inflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	15,660	10,459
of which cash inflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	25,532	8,188
of which cash inflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	4,782	8,942
of which cash inflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	3,793	5,107
of which cash outflow in currency derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	(70,048)	(52,855)
of which cash outflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,064)	(952)
of which cash outflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(13,306)	(17,618)
of which cash outflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(17,293)	(10,981)
of which cash outflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(28,734)	(8,886)
of which cash outflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(5,069)	(8,964)
of which cash outflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(4,582)	(5,454)
Cash and cash equivalents
Risk information
Total financial assets	4,060	11,128
Cash and cash equivalents | Liquidity risk
Risk information
Financial assets, cash flow	4,053	11,129
Financial assets, discounting effect	7	(1)
Total financial assets	4,060	11,128
Cash and cash equivalents | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	4,053	11,129
Treasuries/government bonds
Risk information
Total financial assets	15,048	10,872
Treasuries/government bonds | Liquidity risk
Risk information
Financial assets, cash flow	15,121	10,882
Financial assets, discounting effect	(73)	(10)
Total financial assets	15,048	10,872
Treasuries/government bonds | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	4,149	1,822
Treasuries/government bonds | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	8,749	4,131
Treasuries/government bonds | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	2,223	4,144
Treasuries/government bonds | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow		785
Other interest-bearing securities except loans
Risk information
Total financial assets	57,144	45,881
Other interest-bearing securities except loans | Liquidity risk
Risk information
Financial assets, cash flow	58,165	45,980
Financial assets, discounting effect	(1,021)	(99)
Total financial assets	57,144	45,881
Other interest-bearing securities except loans | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	12,983	7,647
Other interest-bearing securities except loans | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	17,791	10,909
Other interest-bearing securities except loans | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	19,706	17,511
Other interest-bearing securities except loans | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	7,685	9,913
Loans in the form of interest-bearing securities
Risk information
Total financial assets	54,257	46,578
Loans in the form of interest-bearing securities | Liquidity risk
Risk information
Financial assets, cash flow	64,782	50,114
Financial assets, discounting effect	(10,525)	(3,536)
Total financial assets	54,257	46,578
Loans in the form of interest-bearing securities | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	368	77
Loans in the form of interest-bearing securities | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	317	1,532
Loans in the form of interest-bearing securities | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	9,257	7,529
Loans in the form of interest-bearing securities | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	22,498	14,427
Loans in the form of interest-bearing securities | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	14,449	15,220
Loans in the form of interest-bearing securities | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	17,893	11,329
Loans to credit institutions
Risk information
Total financial assets	22,145	20,775
Loans to credit institutions | Liquidity risk
Risk information
Financial assets, cash flow	23,224	21,580
Financial assets, discounting effect	(1,079)	(805)
Total financial assets	22,145	20,775
Loans to credit institutions | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	10,824	11,673
Loans to credit institutions | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	271	110
Loans to credit institutions | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	2,485	2,417
Loans to credit institutions | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	2,389	2,581
Loans to credit institutions | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	1,970	1,218
Loans to credit institutions | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	5,285	3,581
Loans to the public
Risk information
Total financial assets	207,737	180,288
Loans to the public | Liquidity risk
Risk information
Financial assets, cash flow	235,283	206,007
Financial assets, discounting effect	(27,546)	(25,719)
Total financial assets	207,737	180,288
Loans to the public | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	6,020	5,182
Loans to the public | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	12,350	7,229
Loans to the public | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	34,214	37,218
Loans to the public | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	84,867	62,116
Loans to the public | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	45,683	43,375
Loans to the public | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	52,149	50,887
Derivatives
Risk information
Total financial assets	10,304	8,419
Derivatives | Liquidity risk
Risk information
Financial assets, cash flow	12,033	9,634
Financial assets, discounting effect	(1,729)	(1,215)
Total financial assets	10,304	8,419
Derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	1,035	497
Derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	2,700	1,336
Derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	3,485	2,154
Derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	1,066	2,470
Derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	1,065	691
Derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	2,682	2,486
Derivatives | Hedging instrument | Liquidity risk
Risk information
Financial assets, cash flow	2,117	3,079
Financial assets, discounting effect	(531)	(418)
Total financial assets	1,586	2,661
Derivatives | Hedging instrument | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	(16)	(7)
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	59	205
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	130	374
Derivatives | Hedging instrument | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	257	688
Derivatives | Hedging instrument | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	608	222
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	1,079	1,597
of which cash inflow in currency derivatives | Liquidity risk
Risk information
Financial assets, cash flow	93,915	87,071
of which cash inflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	5,461	912
of which cash inflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	17,826	13,274
of which cash inflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	43,773	21,973
of which cash inflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	14,767	41,766
of which cash inflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	6,076	5,075
of which cash inflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	6,012	4,071
of which cash outflow in currency derivatives | Liquidity risk
Risk information
Financial assets, cash flow	(85,257)	(82,221)
of which cash outflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	(4,544)	(896)
of which cash outflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	(15,538)	(12,596)
of which cash outflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	(40,380)	(20,645)
of which cash outflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	(14,257)	(39,925)
of which cash outflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	(5,250)	(4,786)
of which cash outflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	kr (5,288)	kr (3,373)